Utility Plant and Leases - Schedule of Rental Payments for Operating Leases (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Rental Payments And Lease Payments Included In Operating Expenses [Line Items]
Consolidated rental payments/lease expense	$ 64,047	$ 67,236	$ 58,313
Southwest Gas Corporation
Rental Payments And Lease Payments Included In Operating Expenses [Line Items]
Consolidated rental payments/lease expense	4,556	4,926	4,357
Centuri
Rental Payments And Lease Payments Included In Operating Expenses [Line Items]
Consolidated rental payments/lease expense	$ 59,491	$ 62,310	$ 53,956